TRADE ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2018
TRADE ACCOUNTS PAYABLE
TRADE ACCOUNTS PAYABLE

16)  TRADE ACCOUNTS PAYABLE

a)  Accounting policy

These are obligations to pay for goods, services or goods that were acquired in the normal course of business. They are initially recognized at fair value and subsequently measured at amortized cost using the effective tax rate method, if applicable.

b)  Breakdown

	12.31.18	12.31.17
Sundry suppliers (Opex, Capex, Services and Material)	6,790,882	6,683,503
Amounts payable (operators, cobilling)	198,942	187,976
Interconnection / interlink (1)	269,446	224,777
Related parties (Note 28)	383,512	350,844
Total	7,642,782	7,447,100